SCHEDULE OF CONDENSED BALANCE SHEET (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Current assets
Cash	$ 1,903,867	$ 53,106
Due from subsidiaries and VIEs	4,000,000.0
Prepaid expenses and other current assets	98,960	7,434
TOTAL CURRENT ASSETS	16,549,752	10,840,214
Non-current assets
TOTAL ASSETS	36,412,799	25,202,229
LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES	9,878,050	14,179,220
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 8,330,000 and 5,800,000 shares issued and outstanding as of September 30, 2021 and 2020, respectively	833	580
Retained earnings	9,192,676	5,072,672
Accumulated other comprehensive income (loss)	222,221	(388,102)
TOTAL BON NATURAL LIFE LIMITED SHAREHOLDERS’ EQUITY	26,006,884	10,516,277
TOTAL LIABILITIES AND EQUITY	36,412,799	25,202,229
Parent Company [Member]
Current assets
Cash	245,081
Acquisition deposit	1,000,000
Due from subsidiaries and VIEs	10,000,000
Prepaid expenses and other current assets	2,600
TOTAL CURRENT ASSETS	11,247,681
Non-current assets
Investment in subsidiaries and VIEs	14,759,203	10,516,277
TOTAL ASSETS	26,006,884	10,516,277
LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 8,330,000 and 5,800,000 shares issued and outstanding as of September 30, 2021 and 2020, respectively	833	580
Additional paid-in capital	15,540,433	5,251,205
Retained earnings	10,243,397	5,652,594
Accumulated other comprehensive income (loss)	222,221	(388,102)
TOTAL BON NATURAL LIFE LIMITED SHAREHOLDERS’ EQUITY	26,006,884	10,516,277
TOTAL LIABILITIES AND EQUITY	$ 26,006,884	$ 10,516,277